Semiannual Report June 30, 2000

Growth Portfolio

A Series of Panorama Series Fund, Inc.


[Logo]OppenheimerFunds(R)
      The Right Way to Invest

These two pages contain corrections and replace the two pages in the June 30, 2000 Panorama Growth Portfolio Semiannual Report.
============================================================================

Panorama Series Fund, Inc.--Growth Portfolio

================================================================================
Objective
Panorama Series Fund, Inc.--Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

================================================================================
Narrative by Peter Antos, Portfolio Manager until March 8, 2000
During the first two months of 2000, the market continued to favor large growth stocks over the undervalued companies in which the Fund invests. While we are disappointed with the Fund's return over the period, we expect undervalued stocks with prospects for growth to reward investors.
         Historically, the low P/E value stocks in which the Fund invests have proven to be bargains over the long term. However, they tend to under perform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.
         Throughout this four-month period, actual U.S. economic growth remained robust. However, the unusually rapid pace of U.S. economic growth raised concerns that inflation might appear. In an effort to prevent the economy from overheating, the Federal Reserve Board (the Fed) raised interest rates, and declared an intention to continue raising them until the pace of consumer spending and economic growth had slowed. The Fed's actions and statements heightened uncertainties regarding the sustainability of U.S. economic growth, and, as a result, value-oriented stocks suffered. Many of our holdings in traditional value-oriented sectors felt considerable impact, despite good earnings and strong business conditions.
         Given these market conditions, we sought to position the Fund to perform as strongly as possible during a difficult time for value investing. During the period, we added substantially to our value-oriented technology holdings to take advantage of strength among the computer and telecommunications industries.
         Among other key sectors, we scored successes with several of our energy and utility holdings. Energy stocks benefited from a rebound in energy prices. We participated in the sector's rise with investments in drilling-rig owners and natural-gas producers. Our holdings of electric and telecommunications companies also generally performed well, especially stocks of companies participating in the rapid build-out of cellular and fiber-optic communications networks.
         To enhance our management strategy, we implemented a sophisticated new ranking system, a few months before the period began. This system is designed to help us better evaluate the broad universe of value-oriented stocks by analyzing a wide spectrum of quality, price, and earnings-related factors. Assisted by the results of this ranking system, we trimmed the Fund's holdings in consumer cyclicals and financial sector stocks. Both of these sectors tend to under perform in times of rising interest rates, such as those that prevailed during the period.
         While these changes enhanced the Fund's performance, the negative environment for value investing still took a significant toll. Stocks in the consumer-staples sector, including beverage companies and other commodity suppliers, lost value despite strong company fundamentals and good earnings performance. Solid companies in the capital-goods sector faced a similarly unfavorable investment environment. Reasonably priced stocks of retailers in the consumer-cyclical sector also turned in disappointing performance, as investors focused on a narrow group of high-growth companies in the sector.



Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.



2                               Growth Portfolio

Panorama Series Fund, Inc.--Growth Portfolio

================================================================================
New Portfolio Managers, Charles Albers and Nikos Monoyios, were assigned to the Fund March 8, 2000(2)
The portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgement.

o Multi-factor quantitative models: "Bottom-up" models typically help rank approximately 2,000 stocks for their relative attractiveness by analyzing company characteristics. "Top-down" models analyze data such as relative valuations and price trends, interest rates and the shape of the yield curve. The results generated by the models provide the portfolio managers with the particular mix of growth and value stocks to be included in the Fund.
  The models also provide the amount of emphasis placed on market capitalization, certain industries and value or growth styles.

o Fundamental research: Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

o Judgement: After analyzing the models and fundamental research, the portfolio managers apply their own judgement to select securities for the Fund.

================================================================================
Portfolio Managers Outlook
The market continues to be subject to alternating concerns of higher interest rates and inflation, and economic slowing. Large valuation discrepancies between growth and value stocks continue to exist even after the correction of this past spring. In this environment, we believe a relatively low risk profile may be the best investment policy over the next few months. The Panorama Growth Portfolio is well diversified with a slight emphasis in value stocks and increased weighting in large-cap and high-quality issues. However, the Fund is also well represented in high-growth technology companies that should give it exposure to the most dynamic areas of the economy.




2. Effective March 8, 2000, Charles Albers and Nikos Monoyios have been managing the Fund.


                                Growth Portfolio                               3

Statement of Investments  June 30, 2000 (Unaudited)


                                                                    Market Value
                                                    Shares          Note 1
================================================================================
Common Stocks--96.3%
--------------------------------------------------------------------------------
Basic Materials--2.3%
--------------------------------------------------------------------------------
Chemicals--1.3%
Dow Chemical Co.                                     64,800          $ 1,956,150
--------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                      58,900            2,576,875
--------------------------------------------------------------------------------
PPG Industries, Inc.                                  9,300              412,106
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      17,500              603,750
                                                                     -----------
                                                                       5,548,881
--------------------------------------------------------------------------------
Metals--0.8%
Alcan Aluminium Ltd.                                 21,600              669,600
--------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                  2,400               74,509
--------------------------------------------------------------------------------
Alcoa, Inc.                                          90,600            2,627,400
--------------------------------------------------------------------------------
Inco Ltd.(1)                                         20,100              309,037
                                                                     -----------
                                                                       3,680,546
--------------------------------------------------------------------------------
Paper--0.2%
Weyerhaeuser Co.                                     26,000            1,118,000
--------------------------------------------------------------------------------
Capital Goods--11.1%
--------------------------------------------------------------------------------
Aerospace/Defense--1.4%
Boeing Co.                                          123,200            5,151,300
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                 18,100            1,032,831
                                                                     -----------
                                                                       6,184,131
--------------------------------------------------------------------------------
Electrical Equipment--6.5%
AVX Corp.                                            19,000              435,812
--------------------------------------------------------------------------------
CommScope, Inc.(1)                                    7,900              323,900
--------------------------------------------------------------------------------
Conexant Systems, Inc.(1)                            15,200              739,100
--------------------------------------------------------------------------------
General Electric Co.                                430,200           22,800,600
--------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                16,000              958,000
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                   12,500              437,500
--------------------------------------------------------------------------------
Rockwell International Corp.                         56,600            1,782,900
--------------------------------------------------------------------------------
SPX Corp.(1)                                          6,000              725,625
--------------------------------------------------------------------------------
Symbol Technologies, Inc.(1)                          8,550              461,700
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                       5,000              189,687
                                                                     -----------
                                                                      28,854,824
--------------------------------------------------------------------------------
Industrial Services--0.2%
Paychex, Inc.                                        16,800              705,600
--------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                      5,500              209,687
                                                                     -----------
                                                                         915,287

4                               Growth Portfolio


                                                                    Market Value
                                                    Shares          Note 1
--------------------------------------------------------------------------------
Manufacturing--3.0%
Avery-Dennison Corp.                                 27,700          $ 1,859,362
--------------------------------------------------------------------------------
Ball Corp.                                              800               25,750
--------------------------------------------------------------------------------
Cooper Industries, Inc.                               9,600              312,600
--------------------------------------------------------------------------------
Corning, Inc.                                        11,200            3,022,600
--------------------------------------------------------------------------------
Dover Corp.                                          28,400            1,151,975
--------------------------------------------------------------------------------
Honeywell International, Inc.                        50,500            1,701,219
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                            12,000              684,000
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(1)                     800               47,500
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                 7,500              194,062
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                 49,300            4,067,250
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                 5,600              191,800
                                                                     -----------
                                                                      13,258,118
--------------------------------------------------------------------------------
Communication Services--3.6%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--0.1%
Brocade Communications Systems, Inc.(1)               2,300              422,014
--------------------------------------------------------------------------------
Telephone Utilities--3.4%
Bell Atlantic Corp.                                  28,000            1,422,750
--------------------------------------------------------------------------------
BellSouth Corp.                                     208,300            8,878,787
--------------------------------------------------------------------------------
GTE Corp.                                            75,000            4,668,750
                                                                     -----------
                                                                      14,970,287
--------------------------------------------------------------------------------
Telecommunications: Wireless--0.1%
Amdocs Ltd.(1)                                        3,600              276,300
--------------------------------------------------------------------------------
Consumer Cyclicals--10.2%
--------------------------------------------------------------------------------
Autos & Housing--0.7%
Delphi Automotive Systems Corp.                      40,000              582,500
--------------------------------------------------------------------------------
General Motors Corp.                                 24,200            1,405,112
--------------------------------------------------------------------------------
Southdown, Inc.                                       7,000              404,250
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  7,800              332,962
--------------------------------------------------------------------------------
Whirlpool Corp.                                       9,500              442,937
                                                                     -----------
                                                                       3,167,761
--------------------------------------------------------------------------------
Consumer Services--0.3%
Harte-Hanks, Inc.                                     8,600              215,000
--------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                       7,500              322,500
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                   6,600              587,812
--------------------------------------------------------------------------------
Young & Rubicam, Inc.                                 2,500              142,969
                                                                     -----------
                                                                       1,268,281
--------------------------------------------------------------------------------
Leisure & Entertainment--0.4%
MGM Grand, Inc.                                      61,000            1,959,625


                                Growth Portfolio                               5


                                                                    Market Value
                                                    Shares          Note 1
--------------------------------------------------------------------------------
Media--1.4%
Deluxe Corp.                                          1,400          $    32,987
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                 5,900              432,175
--------------------------------------------------------------------------------
Gannett Co., Inc.                                    33,000            1,973,812
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                                  11,400              606,337
--------------------------------------------------------------------------------
McGraw-Hill, Inc.                                    10,000              540,000
--------------------------------------------------------------------------------
New York Times Co., Cl. A                            20,000              790,000
--------------------------------------------------------------------------------
Readers Digest Assn., Inc., Cl. A, Non-Vtg.          27,000            1,073,250
--------------------------------------------------------------------------------
USA Networks, Inc.(1)                                39,000              843,375
                                                                     -----------
                                                                       6,291,936
--------------------------------------------------------------------------------
Retail: General--4.2%
Federated Department Stores, Inc.(1)                 30,200            1,019,250
--------------------------------------------------------------------------------
May Department Stores Co.                            16,600              398,400
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                               295,000           16,999,375
                                                                     -----------
                                                                      18,417,025
--------------------------------------------------------------------------------
Retail: Specialty--3.0%
BJ's Wholesale Club, Inc.(1)                          4,000              132,000
--------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                5,500              182,531
--------------------------------------------------------------------------------
Home Depot, Inc.                                    192,800            9,627,950
--------------------------------------------------------------------------------
Limited, Inc.                                        54,000            1,167,750
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                             280               14,350
--------------------------------------------------------------------------------
RadioShack Corp.                                      9,200              435,850
--------------------------------------------------------------------------------
Ross Stores, Inc.                                    25,900              441,919
--------------------------------------------------------------------------------
Tiffany & Co.                                        10,800              729,000
--------------------------------------------------------------------------------
Zale Corp.(1)                                        15,000              547,500
                                                                     -----------
                                                                      13,278,850
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.2%
Jones Apparel Group, Inc.(1)                         40,600              954,100
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                   3,900              137,475
                                                                     -----------
                                                                       1,091,575
--------------------------------------------------------------------------------
Consumer Staples--4.4%
--------------------------------------------------------------------------------
Beverages--1.1%
Adolph Coors Co., Cl. B                              20,600            1,246,300
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                            46,000            3,435,625
--------------------------------------------------------------------------------
Seagram Co. Ltd. (The)                                2,800              162,400
                                                                     -----------
                                                                       4,844,325
--------------------------------------------------------------------------------
Broadcasting--0.4%
AT&T--Liberty Media Group, Series A(1)               17,900              434,075
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                      30,800            1,247,400
                                                                     -----------
                                                                       1,681,475
--------------------------------------------------------------------------------
Entertainment--0.9%
Brinker International, Inc.(1)                        6,200              181,350
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                             12,400              201,500
--------------------------------------------------------------------------------
Disney (Walt) Co.                                    45,000            1,746,562
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                               27,125            1,849,586
                                                                     -----------
                                                                       3,978,998

6                               Growth Portfolio


                                                                    Market Value
                                                    Shares          Note 1
--------------------------------------------------------------------------------
Food--0.5%
Keebler Foods Co.                                    28,200          $ 1,046,925
--------------------------------------------------------------------------------
Sysco Corp.                                          28,800            1,213,200
                                                                     -----------
                                                                       2,260,125
--------------------------------------------------------------------------------
Food & Drug Retailers--0.2%
Walgreen Co.                                         26,900              865,844
--------------------------------------------------------------------------------
Household Goods--1.1%
Colgate-Palmolive Co.                                16,400              981,950
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                 68,700            3,941,662
                                                                     -----------
                                                                       4,923,612
--------------------------------------------------------------------------------
Tobacco--0.2%
R.J. Reynolds Tobacco Holdings, Inc.                 35,100              980,606
--------------------------------------------------------------------------------
Energy--15.9%
--------------------------------------------------------------------------------
Energy Services--3.1%
Anadarko Petroleum Corp.                             28,600            1,410,337
--------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                         10,000              211,875
--------------------------------------------------------------------------------
Dynegy, Inc.                                         11,000              751,437
--------------------------------------------------------------------------------
ENSCO International, Inc.                           129,000            4,619,812
--------------------------------------------------------------------------------
Global Marine, Inc.(1)                               81,000            2,283,187
--------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                           35,000            1,454,687
--------------------------------------------------------------------------------
Noble Drilling Corp.(1)                              37,000            1,523,937
--------------------------------------------------------------------------------
Renaissance Energy Ltd.(1)                            1,700               16,464
--------------------------------------------------------------------------------
Santa Fe International Corp.                         43,000            1,502,313
                                                                     -----------
                                                                      13,774,049
--------------------------------------------------------------------------------
Oil: Domestic--8.9%
Amerada Hess Corp.                                   11,000              679,250
--------------------------------------------------------------------------------
Apache Corp.                                         67,100            3,946,319
--------------------------------------------------------------------------------
Chevron Corp.                                        58,100            4,927,606
--------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                  27,700              609,400
--------------------------------------------------------------------------------
Devon Energy Corp.                                   30,000            1,685,625
--------------------------------------------------------------------------------
EOG Resources, Inc.                                  44,900            1,504,150
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   209,588           16,452,658
--------------------------------------------------------------------------------
Frontier Oil Corp.(1)                                50,000              400,000
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                     20,000            1,178,750
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     37,600            2,234,850
--------------------------------------------------------------------------------
Newfield Exploration Co.(1)                          17,000              665,125
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                           11,200              235,900
--------------------------------------------------------------------------------
Phillips Petroleum Co.                               20,000            1,013,750
--------------------------------------------------------------------------------
Stone Energy Corp.(1)                                11,000              657,250
--------------------------------------------------------------------------------
Texaco, Inc.                                         47,500            2,529,375
--------------------------------------------------------------------------------
Tosco Corp.                                          15,000              424,688
                                                                     -----------
                                                                      39,144,696

                                Growth Portfolio                               7


                                                                    Market Value
                                                    Shares          Note 1
--------------------------------------------------------------------------------
Oil: International--3.9%
Anderson Exploration Ltd.(1)                        104,700          $ 1,900,810
--------------------------------------------------------------------------------
Berkley Petroleum Corp.(1)                          120,000              757,238
--------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                  22,400              475,454
--------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                  61,100            1,296,885
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.(1)                   70,000            2,031,450
--------------------------------------------------------------------------------
Encal Energy Ltd.(1)                                 70,000              444,085
--------------------------------------------------------------------------------
Paramount Resources Ltd.                             60,000              613,485
--------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                         40,000              731,592
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                104,400            6,427,125
--------------------------------------------------------------------------------
Talisman Energy, Inc.(1)                             70,000            2,317,271
                                                                     -----------
                                                                      16,995,395
--------------------------------------------------------------------------------
Financial--8.4%
--------------------------------------------------------------------------------
Banks--0.7%
BB&T Corp.                                            3,100               74,013
--------------------------------------------------------------------------------
Mellon Financial Corp.                                8,500              309,719
--------------------------------------------------------------------------------
Northern Trust Corp.                                  1,400               91,088
--------------------------------------------------------------------------------
UnionBanCal Corp.                                    28,700              532,744
--------------------------------------------------------------------------------
Wells Fargo Co.                                      53,200            2,061,500
                                                                     -----------
                                                                       3,069,064
--------------------------------------------------------------------------------
Diversified Financial--5.6%
Citigroup, Inc.                                     231,300           13,935,825
--------------------------------------------------------------------------------
Fannie Mae                                            9,200              480,125
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      14,300            1,356,713
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             9,200            1,058,000
--------------------------------------------------------------------------------
MGIC Investment Corp.                                13,000              591,500
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                     72,600            6,043,950
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                23,000            1,092,500
                                                                     -----------
                                                                      24,558,613
--------------------------------------------------------------------------------
Insurance--2.1%
Allmerica Financial Corp.                             5,000              261,875
--------------------------------------------------------------------------------
American International Group, Inc.                   42,575            5,002,563
--------------------------------------------------------------------------------
AXA Financial, Inc.                                  63,400            2,155,600
--------------------------------------------------------------------------------
Cigna Corp.                                           8,900              832,150
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                14,500              818,344
--------------------------------------------------------------------------------
Radian Group, Inc.                                    3,500              181,125
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                   6,100              208,163
                                                                     -----------
                                                                       9,459,820

8                               Growth Portfolio


                                                                    Market Value
                                                    Shares          Note 1
--------------------------------------------------------------------------------
Healthcare--9.5%
--------------------------------------------------------------------------------
Healthcare/Drugs--9.4%
Amgen, Inc.(1)                                       80,000          $ 5,620,000
--------------------------------------------------------------------------------
Andrx Corp.(1)                                       16,000            1,022,750
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             67,200            3,914,400
--------------------------------------------------------------------------------
Chiron Corp.(1)                                       2,700              128,250
--------------------------------------------------------------------------------
HCA-Healthcare Corp. (The)                           10,400              315,900
--------------------------------------------------------------------------------
Immunex Corp.(1)                                     11,500              568,531
--------------------------------------------------------------------------------
Johnson & Johnson                                    85,000            8,659,375
--------------------------------------------------------------------------------
Medimmune, Inc.(1)                                    6,600              488,400
--------------------------------------------------------------------------------
Merck & Co., Inc.                                   126,200            9,670,075
--------------------------------------------------------------------------------
Pfizer, Inc.                                        107,525            5,161,200
--------------------------------------------------------------------------------
Schering-Plough Corp.                                62,000            3,131,000
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                            9,000              464,063
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             24,800            2,126,600
                                                                     -----------
                                                                      41,270,544
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.1%
PerkinElmer, Inc.                                     4,000              264,500
--------------------------------------------------------------------------------
Technology--29.1%
--------------------------------------------------------------------------------
Computer Hardware--7.8%
Apple Computer, Inc.(1)                              36,800            1,927,400
--------------------------------------------------------------------------------
Dell Computer Corp.(1)                               42,900            2,115,506
--------------------------------------------------------------------------------
Electronics for Imaging, Inc.(1)                      5,600              141,750
--------------------------------------------------------------------------------
EMC Corp.(1)                                          9,600              738,600
--------------------------------------------------------------------------------
Gateway, Inc.(1)                                     13,000              737,750
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                  57,100            7,130,363
--------------------------------------------------------------------------------
International Business Machines Corp.               121,600           13,322,800
--------------------------------------------------------------------------------
Network Appliance, Inc.(1)                            8,600              692,300
--------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                            84,100            7,647,844
                                                                     -----------
                                                                      34,454,313
--------------------------------------------------------------------------------
Computer Services--0.9%
Applied Micro Circuits Corp.(1)                       1,400              138,250
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                      36,000            1,928,250
--------------------------------------------------------------------------------
First Data Corp.                                     32,100            1,592,963
--------------------------------------------------------------------------------
Sycamore Networks, Inc.                               2,800              309,050
                                                                     -----------
                                                                       3,968,513

                                Growth Portfolio                               9


                                                                    Market Value
                                                    Shares          Note 1
--------------------------------------------------------------------------------
Computer Software--4.2%
Adobe Systems, Inc.                                  16,000          $ 2,080,000
--------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                  2,000               98,875
--------------------------------------------------------------------------------
Computer Associates International, Inc.              37,400            1,914,413
--------------------------------------------------------------------------------
Computer Sciences Corp.(1)                            3,400              253,938
--------------------------------------------------------------------------------
Oracle Corp.(1)                                     109,000            9,162,813
--------------------------------------------------------------------------------
Portal Software, Inc.(1)                                900               57,488
--------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                               8,000            1,308,500
--------------------------------------------------------------------------------
Symantec Corp.(1)                                     8,300              447,681
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                            24,000            2,712,375
--------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                       2,400              297,300
                                                                     -----------
                                                                      18,333,383
--------------------------------------------------------------------------------
Communications Equipment--5.5%
ADC Telecommunications, Inc.(1)                      12,200            1,023,275
--------------------------------------------------------------------------------
CIENA Corp.(1)                                        7,200            1,200,150
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                 246,500           15,668,156
--------------------------------------------------------------------------------
Nortel Networks Corp.                                82,700            5,644,275
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                              8,400              625,800
                                                                     -----------
                                                                      24,161,656
--------------------------------------------------------------------------------
Electronics--10.3%
Altera Corp.(1)                                       9,600              978,600
--------------------------------------------------------------------------------
Applied Materials, Inc.(1)                           24,100            2,184,063
--------------------------------------------------------------------------------
Atmel Corp.(1)                                       13,700              505,188
--------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                       24,000            1,014,000
--------------------------------------------------------------------------------
Intel Corp.                                         222,800           29,785,575
--------------------------------------------------------------------------------
Lam Research Corp.(1)                                 6,100              228,750
--------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                       12,000              829,500
--------------------------------------------------------------------------------
Linear Technology Corp.                              14,800              946,275
--------------------------------------------------------------------------------
LSI Logic Corp.(1)                                   16,900              914,713
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                    3,200              217,400
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)                      23,400            1,327,950
--------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                             3,000              169,688
--------------------------------------------------------------------------------
PMC-Sierra, Inc.(1)                                   4,500              799,594
--------------------------------------------------------------------------------
QLogic Corp.(1)                                       6,000              396,375
--------------------------------------------------------------------------------
Teradyne, Inc.(1)                                    10,700              786,450
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              30,900            2,122,444
--------------------------------------------------------------------------------
Xilinx, Inc.(1)                                      29,000            2,394,313
                                                                     -----------
                                                                      45,600,878

10                              Growth Portfolio


                                                                    Market Value
                                                Shares              Note 1
--------------------------------------------------------------------------------
Photography--0.4%
Eastman Kodak Co.                                    26,600         $  1,582,700
--------------------------------------------------------------------------------
Transportation--0.3%
--------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Union Pacific Corp.                                  24,000              892,500
--------------------------------------------------------------------------------
XTRA Corp.(1)                                         7,100              280,006
                                                                    ------------
                                                                       1,172,506
--------------------------------------------------------------------------------
Utilities--1.5%
--------------------------------------------------------------------------------
Electric Utilities--1.2%
AES Corp. (The)(1)                                    6,000              273,750
--------------------------------------------------------------------------------
Calpine Corp.(1)                                      5,500              361,625
--------------------------------------------------------------------------------
Conectiv, Inc.                                      110,900            1,725,881
--------------------------------------------------------------------------------
Peco Energy Co.                                      26,000            1,048,125
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                13,500              467,438
--------------------------------------------------------------------------------
Southern Co.                                         13,000              303,063
--------------------------------------------------------------------------------
Unicom Corp.                                         25,000              967,188
                                                                    ------------
                                                                       5,147,070
--------------------------------------------------------------------------------
Gas Utilities--0.3%
Enron Corp.                                          15,600            1,006,200
--------------------------------------------------------------------------------
NICOR, Inc.                                           1,800               58,725
--------------------------------------------------------------------------------
Sempra Energy                                         7,700              130,900
                                                                    ------------
                                                                       1,195,825
                                                                    ------------
Total Common Stocks (Cost $390,468,587)                              424,391,951

                                                Principal
                                                Amount
================================================================================
Short-Term Notes--0.2%
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 7/3/00
(Cost $999,635)                                 $ 1,000,000              999,635

================================================================================
Repurchase Agreements--4.6%
--------------------------------------------------------------------------------
Repurchase agreement with Zion First National
Bank, 6.55%, dated 6/30/00, to be repurchased
at $20,387,122 on 7/3/00, collateralized by
U.S. Treasury Bonds, 7.25%-7.875%,
5/15/16-2/15/21, with a value of $7,841,613
and U.S. Treasury Nts., 5.25%-6.625%,
6/30/01-2/15/06, with a value of $12,980,998
(Cost $20,376,000)                               20,376,000           20,376,000

--------------------------------------------------------------------------------
Total Investments, at Value (Cost $411,844,222)       101.1%         445,767,586
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                  (1.1)          (4,772,970)
                                                -----------         ------------
Net Assets                                            100.0%        $440,994,616
                                                ===========         ============

1. Non-income-producing security.

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              11

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

=================================================================================================
Assets
Investments, at value (cost $411,844,222)--see accompanying statement                $445,767,586
-------------------------------------------------------------------------------------------------
Cash                                                                                      100,419
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        1,616,810
Interest and dividends                                                                    300,103
Shares of capital stock sold                                                               18,670
Other                                                                                       3,012
                                                                                     ------------
Total assets                                                                          447,806,600

=================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                   5,806,740
Shares of capital stock redeemed                                                          966,262
Directors' compensation                                                                       934
Transfer and shareholder servicing agent fees                                                 113
Other                                                                                      37,935
                                                                                     ------------
Total liabilities                                                                       6,811,984

=================================================================================================
Net Assets                                                                           $440,994,616
                                                                                     ============

=================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                 $    204,086
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            450,901,837
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                     2,523,531
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions        (46,558,202)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                               33,923,364
                                                                                     ------------
Net assets--applicable to 204,086,410 shares of capital stock outstanding            $440,994,616
                                                                                     ============

=================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $2.16

See accompanying Notes to Financial Statements.



12                              Growth Portfolio

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

========================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $4,771)                      $  3,400,076
----------------------------------------------------------------------------------------
Interest                                                                         643,071
                                                                            ------------
Total income                                                                   4,043,147

========================================================================================
Expenses
Management fees                                                                1,471,182
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                        7,867
----------------------------------------------------------------------------------------
Accounting service fees                                                            2,874
----------------------------------------------------------------------------------------
Directors' compensation                                                            1,807
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                        977
----------------------------------------------------------------------------------------
Other                                                                             12,345
                                                                            ------------
Total expenses                                                                 1,497,052
Less expenses paid indirectly                                                     (4,386)
                                                                            ------------
Net Expenses                                                                   1,492,666
========================================================================================
Net Investment Income                                                          2,550,481

========================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                                  (39,693,112)
Foreign currency transactions                                                   (130,586)
                                                                            ------------
Net realized loss                                                            (39,823,698)

----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    9,482,919
Translation of assets and liabilities denominated in foreign currencies           (8,871)
                                                                            ------------
Net change                                                                     9,474,048
                                                                            ------------
Net realized and unrealized loss                                             (30,349,650)

========================================================================================
Net Decrease in Net Assets Resulting from Operations                        $(27,799,169)
                                                                            ============

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              13

Statements of Changes in Net Assets

                                                               Six Months Ended    Year Ended
                                                               June 30, 2000       December 31,
                                                               (Unaudited)         1999
================================================================================================
Operations
Net investment income                                          $  2,550,481        $  10,354,584
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                        (39,823,698)         117,643,744
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              9,474,048         (159,810,957)
                                                               ------------        -------------
Net decrease in net assets resulting from operations            (27,799,169)         (31,812,629)

================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                            (10,380,186)         (10,168,122)
------------------------------------------------------------------------------------------------
Distributions from net realized gain                           (124,242,402)         (33,413,443)

================================================================================================
Capital Stock Transactions
Net decrease in net assets resulting from
capital stock transactions                                      (64,722,452)        (175,338,440)

================================================================================================
Net Assets
Total decrease                                                 (227,144,209)        (250,732,634)
------------------------------------------------------------------------------------------------
Beginning of period                                             668,138,825          918,871,459
                                                               ------------        -------------
End of period (including undistributed net investment
income of $2,523,531 and $10,353,236, respectively)            $440,994,616        $ 668,138,825
                                                               ============        =============

See accompanying Notes to Financial Statements.


14                              Growth Portfolio

Financial Highlights

                                                  Six Months
                                                  Ended June 30,
                                                  2000           Year Ended December 31,
                                                  (Unaudited)    1999         1998          1997          1996(1)       1995
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $2.99          $3.27        $3.45         $2.98         $2.53         $1.97
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .02            .05          .04           .04           .04           .04
Net realized and unrealized gain (loss)               (.14)          (.17)         .26           .69           .43           .71
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (.12)          (.12)         .30           .73           .47           .75
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.05)          (.04)        (.04)         (.03)         (.01)         (.04)
Distributions from net realized gain                  (.66)          (.12)        (.44)         (.23)         (.01)         (.15)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.71)          (.16)        (.48)         (.26)         (.02)         (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.16          $2.99        $3.27         $3.45         $2.98         $2.53
                                                     =====          =====        =====         =====         =====         =====

================================================================================================================================
Total Return, at Net Asset Value(2)                  (3.75)%        (3.76)%       8.43%        26.37%        18.87%        38.06%

================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $440,995       $668,139     $918,871      $831,371      $586,222      $405,935
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $528,419       $808,715     $877,874      $721,555      $494,281      $303,193(3)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                 0.97%          1.28%        1.16%         1.38%         1.63%         2.01%
Expenses                                              0.57%          0.53%        0.53%(5)      0.54%(5)      0.58%(5)      0.66%(5)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 74%           132%          98%           92%           83%           69%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              15

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.


16                              Growth Portfolio

================================================================================
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Portfolio has authorized 950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                      Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                                      ------------------------------            --------------------------------
                                                      Shares              Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                    5,789,692         $  13,922,857          16,664,490        $  52,051,244
Dividends and/or distributions reinvested              62,907,751           134,622,588          14,289,038           43,581,565
Redeemed                                              (88,126,286)         (213,267,897)        (88,197,706)        (270,971,249)
                                                      -----------         -------------         -----------        -------------
Net decrease                                          (19,428,843)        $ (64,722,452)        (57,244,178)       $(175,338,440)
                                                      ===========         =============         ===========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $375,421,908 and $548,672,585, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Portfolio's management fee for the six months ended June 30, 2000 was an annualized rate of 0.56%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost.



                                Growth Portfolio                              17

Growth Portfolio
A Series of Panorama Series Fund, Inc.

=================================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William L. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Charles Albers, Vice President
                                           Peter M. Antos, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           Stephen F. Libera, Vice President
                                           Nikolaos Monoyios, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

=================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

=================================================================================================
Transfer Agent                             OppenheimerFunds Services

=================================================================================================
Custodian of Portfolio Securities          The Bank of New York

=================================================================================================
Independent Auditors                       Deloitte & Touche LLP

=================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Portfolio without
                                           examination of those records by the independent
                                           auditors.

                                           This is a copy of a report to shareholders of Growth
                                           Portfolio. For other material information concerning
                                           the Portfolio, see its prospectus. This report must be
                                           preceded or accompanied by the Portfolio's prospectus,
                                           the separate account prospectus, and current
                                           standardized average annual total returns for the
                                           separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed
                                           by any bank, are not insured by the FDIC
                                           or any other agency, and involve investment risks,
                                           including the possible loss of the principal amount
                                           invested.



         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


18                              Growth Portfolio